ACQUISITION - Fair values of the identifiable assets acquired and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 10, 2018	Nov. 08, 2018
ACQUISITION
Revenues	$ 227,539	$ 319,881	$ 292,487
Net income	(59,601)	(9,548)	(8,723)
Fair values of the identifiable assets acquired and liabilities
Prepaid expenses and other current assets	5,811	15,696
Goodwill	28,169	690
Amortization expenses	298	$ 5	$ 17
Ezbuy brand
ACQUISITION
Percentage equity interest acquired					80.00%
Revenues	6,785
Net income	365
third party
ACQUISITION
Percentage equity interest acquired					20.00%
Technology
Fair values of the identifiable assets acquired and liabilities
Fair values of intangibles	$ 2,891
Amortization period	5 years
Branding
Fair values of the identifiable assets acquired and liabilities
Fair values of intangibles	$ 6,813
Amortization period	10 years
In progress orders
Fair values of the identifiable assets acquired and liabilities
Fair values of intangibles	$ 191
Amortization period	1 month 6 days
Ezbuy
ACQUISITION
Percentage equity interest acquired					100.00%
Fair values of the identifiable assets acquired and liabilities
Cash and cash equivalents				$ 3,683
Accounts receivable				35
Inventories				4,694
Prepaid expenses and other current assets				1,418
Property and equipment, net				2,982
Intangible assets, net				9,895
Long-term rental deposits				400
Accounts payable				(6,601)
Advance from customers				(9,734)
Accrued expenses and other current liabilities				(3,954)
Long-term payable				(1,170)
Fair value of non-controlling interest				4
Goodwill	$ 27,479			27,479
Total purchase consideration				$ 29,131